Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of Segment Information by Segment Areas (Geographical Segments)

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2023
Revenue	702,401	19,097	14,019	15,644	—	5,464	756,625
Sale of crude oil	702,308	19,097	490	5,052	—	—	726,947
Sale of purchased crude oil	—	—	—	—	—	5,464	5,464
Sale of gas	903	—	13,529	10,592	—	—	25,024
Commodity risk management contracts designated as cash flow hedges	(810)	—	—	—	—	—	(810)
Production and operating costs	(204,245)	(10,242)	(4,946)	(8,226)	—	(4,666)	(232,325)
Royalties in cash	(11,201)	—	(1,096)	(548)	—	—	(12,845)
Economic rights in cash	(72,032)	—	—	—	—	—	(72,032)
Share-based payment	(671)	(7)	—	(72)	—	—	(750)
Other operating costs	(120,341)	(10,235)	(3,850)	(7,606)	—	(4,666)	(146,698)
Adjusted EBITDA	446,835	5,159	6,374	4,952	(2,620)	(8,838)	451,862
Depreciation	(101,666)	(7,096)	(2,332)	(9,815)	(22)	(3)	(120,934)
Recognition of impairment losses	—	—	—	(13,332)	—	—	(13,332)
Write-off of unsuccessful exploration efforts	(29,563)	—	—	—	—	—	(29,563)
Total assets	895,900	40,336	27,891	36,192	357	15,873	1,016,549
Employees (average) (a)	400	6	4	33	18	8	469
Employees at year end (a)	412	5	4	27	15	7	470

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2022
Revenue	978,423	10,671	19,873	29,196	1,962	9,454	1,049,579
Sale of crude oil	977,184	10,671	796	14,460	1,664	—	1,004,775
Sale of purchased crude oil	—	—	—	—	—	9,454	9,454
Sale of gas	1,239	—	19,077	14,736	298	—	35,350
Realized loss on commodity risk management contracts	(83,244)	—	—	—	—	—	(83,244)
Production and operating costs	(327,626)	(3,220)	(5,299)	(14,126)	(1,579)	(7,929)	(359,779)
Royalties in cash	(60,314)	—	(1,546)	(1,165)	(273)	—	(63,298)
Economic rights in cash	(188,989)	—	—	—	—	—	(188,989)
Share-based payment	(843)	(10)	—	(103)	1	—	(955)
Other operating costs	(77,480)	(3,210)	(3,753)	(12,858)	(1,307)	(7,929)	(106,537)
Adjusted EBITDA	525,593	4,197	11,654	11,753	(3,643)	(8,775)	540,779
Depreciation	(78,775)	(788)	(2,796)	(14,076)	(254)	(3)	(96,692)
Write-off of unsuccessful exploration efforts	(21,318)	(4,471)	—	—	—	—	(25,789)
Total assets	797,390	35,690	34,329	63,379	1,296	41,891	973,975
Employees (average) (a)	362	7	5	53	33	9	469
Employees at year end (a)	388	8	4	49	24	9	482

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2021
Revenue	618,268	—	20,109	21,471	28,695	—	688,543
Sale of crude oil	616,133	—	661	6,297	24,468	—	647,559
Sale of gas	2,135	—	19,448	15,174	4,227	—	40,984
Realized loss on commodity risk management contracts	(109,654)	—	—	—	—	—	(109,654)
Production and operating costs	(178,384)	—	(4,596)	(11,050)	(18,760)	—	(212,790)
Royalties in cash	(33,385)	—	(1,575)	(770)	(4,270)	—	(40,000)
Economic rights in cash	(72,956)	—	(67)	—	—	—	(73,023)
Share-based payment	(334)	—	—	(31)	26	—	(339)
Other operating costs	(71,709)	—	(2,954)	(10,249)	(14,516)	—	(99,428)
Adjusted EBITDA	294,847	(2,071)	12,569	7,639	2,124	(14,308)	300,800
Depreciation	(61,279)	(200)	(4,082)	(14,275)	(9,130)	(3)	(88,969)
Recognition of impairment losses	—	—	—	(17,641)	13,307	—	(4,334)
Write-off of unsuccessful exploration efforts	(7,827)	—	—	(4,435)	—	—	(12,262)
Total assets	689,401	7,782	38,846	71,515	38,111	50,086	895,741
Employees (average) (a)	308	8	4	55	92	9	476
Employees at year end (a)	321	3	4	52	74	9	463
(a)	Unaudited.
(b)	Divested in January 2024. See Note 36.1.

Schedule of Reconciliation of Total Adjusted EBITDA to Total Profit (Loss) Before Income Tax

Amounts in US$ ‘000	2023	2022	2021
Adjusted EBITDA	451,862	540,779	300,800
Unrealized gain on commodity risk management contracts	—	13,023	463
Depreciation (a)	(120,934)	(96,692)	(88,969)
Share-based payment	(7,328)	(11,038)	(6,621)
Impairment and write-off of unsuccessful exploration efforts, net	(42,895)	(25,789)	(16,596)
Lease accounting - IFRS 16	10,267	7,851	7,518
Others (b)	(20,065)	943	(10,786)
Operating profit	270,907	429,077	185,809
Financial expenses	(45,815)	(57,073)	(64,112)
Financial income	6,237	3,180	1,652
Foreign exchange (loss) gain	(16,820)	19,725	5,049
Profit before tax	214,509	394,909	128,398
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects. In 2023, also includes termination and other costs incurred because of the divestment process in Chile, including a provision for investment commitments maintained by GeoPark after the transaction, for a total amount of US$ 9,742,000 (see Note 36.1), together with the amount paid for transferring the working interest in the Los Parlamentos Block in Argentina to the joint operation partner for US$ 7,023,000 (see Note 36.2), and others. In 2022, also includes gain from the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina. In 2021, also includes termination costs and write-down of tax credits in Argentina.